Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 0.0001	$ 0.0001
Authorized shares	50,000,000	50,000,000
Shares issued and outstanding for both March 31,2013 and December 31, 2012	20,000	20,000